Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 2,170	$ 2,337
Employee related payables	3,655	3,509
VAT and sales taxes	356	891
Total	$ 6,181	$ 6,737